Unaudited Condensed Consolidated Statements of Loss and Other Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
REVENUES
TOTAL REVENUES		$ 669,929	$ 1,197,566
COST OF REVENUES		631,470	410,120
GROSS PROFIT		38,459	787,446
OPERATING EXPENSES
Marketing development expenses		921,054	2,172,328
Staff costs and employee benefits		72,654	1,157,415
Rental and office expenses		29,754	46,969
Legal and professional fees		417,989	577,576
Depreciation		14,458	14,517
Others		92,347	76,561
TOTAL OPERATING EXPENSES		1,548,256	4,045,366
LOSS FROM OPERATIONS		(1,509,797)	(3,257,920)
OTHER (EXPENSES) INCOME
Interest income		194	541
Interest expense		(5,588)	(6,359)
Investment loss		(89)	(276)
Other (expense) income		21,700	(8,203)
TOTAL OTHER (EXPENSE) INCOME, NET		16,217	(14,297)
LOSS BEFORE INCOME TAX		(1,493,580)	(3,272,217)
INCOME TAX CREDITS		86,981	307,108
NET LOSS		(1,406,599)	(2,965,109)
OTHER COMPREHENSIVE LOSS
Total foreign currency translation adjustment		40,335	(974)
TOTAL COMPREHENSIVE LOSS		$ (1,366,264)	$ (2,966,083)
LOSS PER SHARE
Basic (in Dollars per share)	[1]	$ (6.45)	$ (16.99)
Diluted (in Dollars per share)	[1]	$ (6.45)	$ (16.99)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	218,106	174,495
Diluted (in Shares)	[1]	218,106	174,495
Customized Software Solutions
REVENUES
TOTAL REVENUES		$ 581,537	$ 627,753
White Label Software
REVENUES
TOTAL REVENUES			487,013
Subscription Services
REVENUES
TOTAL REVENUES		$ 88,392	$ 82,800

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026 and (ii) further share consolidation of every 5 issued and unissued Class A ordinary, which became effective on September 8, 2026 and (iii) The Company will effect a reverse stock split of its Class A ordinary shares on a 1-for-10 basis, which became effective on November 9, 2026, The Company’s Class B ordinary shares will not be subject to the Reverse Stock Split and will remain unchanged.